Note 33 - Employee Benefits - Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		€ 15,681		€ 14,999
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		171		164
Interest cost		570		606
Past service cost and gain or loss arising from settlements		15		9
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(947)		517
Actuarial gain or loss arising from changes in demographic assumptions		13		(24)
Actuarial gain or loss arising from experience		69		102
Cash flow and other changes [Abstract]
Contributions by plan participants		17		17
Benefits paid		(799)		(746)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		219		37
Other, Cash Flow and Other Changes		2		0
Change in the present value of the defined benefit obligation: Balance, end of year		15,011		15,681
thereof, Reconciliation
Unfunded		217		219
Funded		14,794		15,462
Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		16,518		16,077
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		611		654
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		(589)		298
Cash flow and other changes [Abstract]
Contributions by plan participants		17		17
Contributions by the employer		77	[1]	125	[2]
Benefits paid	[3]	(776)		(721)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		256		77
Other, Cash Flow and Other Changes		1		0
thereof, Reconciliation
Plan administration costs		(9)		(9)
Change in fair value of plan assets: Balance, end of year		16,106		16,518
Funded status, end of year		1,095		837
Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(102)		(107)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		(1)		(2)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		(9)		13
Cash flow and other changes [Abstract]
Exchange rate changes		1		(6)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		(111)		(102)
Net asset (liability) recognized		984	[4]	735	[5]
thereof recognized in:
Fair value of reimbursement rights		3		3
Germany [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		10,504		10,037
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		119		115
Interest cost		343		373
Past service cost and gain or loss arising from settlements		14		8
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(549)		387
Actuarial gain or loss arising from changes in demographic assumptions		0		36
Actuarial gain or loss arising from experience		71		45
Cash flow and other changes [Abstract]
Contributions by plan participants		1		1
Benefits paid		(539)		(498)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		9,964		10,504
thereof, Reconciliation
Unfunded		0		0
Funded		9,964		10,504
Germany [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		10,532		10,351
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		350		387
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		(148)		247
Cash flow and other changes [Abstract]
Contributions by plan participants		1		1
Contributions by the employer		41	[1]	44	[2]
Benefits paid	[3]	(539)		(498)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		0		0
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		0		0
Change in fair value of plan assets: Balance, end of year		10,237		10,532
Funded status, end of year		273		28
Germany [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
Net asset (liability) recognized		273		28
thereof recognized in:
Fair value of reimbursement rights		0		0
UK [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		3,026		2,876
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		8		9
Interest cost		137		137
Past service cost and gain or loss arising from settlements		1		2
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(398)		55
Actuarial gain or loss arising from changes in demographic assumptions		10		(59)
Actuarial gain or loss arising from experience		(12)		55
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid		(113)		(109)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		142		60
Other, Cash Flow and Other Changes		2		0
Change in the present value of the defined benefit obligation: Balance, end of year		2,803		3,026
thereof, Reconciliation
Unfunded		10		9
Funded		2,793		3,017
UK [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		3,912		3,768
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		177		180
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		(479)		(5)
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Contributions by the employer		0	[1]	0	[2]
Benefits paid	[3]	(112)		(108)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		185		83
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(5)		(6)
Change in fair value of plan assets: Balance, end of year		3,678		3,912
Funded status, end of year		875		886
UK [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
Net asset (liability) recognized		875		886
thereof recognized in:
Fair value of reimbursement rights		0		0
US [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		1,172		1,202
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		7		7
Interest cost		58		61
Past service cost and gain or loss arising from settlements		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		(13)		39
Actuarial gain or loss arising from changes in demographic assumptions		0		0
Actuarial gain or loss arising from experience		(1)		(7)
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Benefits paid		(85)		(89)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		78		(41)
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		1,216		1,172
thereof, Reconciliation
Unfunded		139		138
Funded		1,077		1,034
US [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		1,003		996
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		50		50
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		4		28
Cash flow and other changes [Abstract]
Contributions by plan participants		0		0
Contributions by the employer		0	[1]	40	[2]
Benefits paid	[3]	(71)		(74)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		67		(35)
Other, Cash Flow and Other Changes		0		0
thereof, Reconciliation
Plan administration costs		(3)		(2)
Change in fair value of plan assets: Balance, end of year		1,050		1,003
Funded status, end of year		(166)		(169)
US [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		0		0
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		0		0
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		0		0
Cash flow and other changes [Abstract]
Exchange rate changes		0		0
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		0		0
Net asset (liability) recognized		(166)		(169)
thereof recognized in:
Fair value of reimbursement rights		0		0
Other [Member] | Change in the present value of the defined benefit obligation [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in the present value of the defined benefit obligation: Balance, beginning of year		979		884
Defined benefit cost recognized in Profit & Loss [Abstract]
Current service cost		37		33
Interest cost		32		35
Past service cost and gain or loss arising from settlements		0		(1)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Actuarial gain or loss arising from changes in financial assumptions		13		36
Actuarial gain or loss arising from changes in demographic assumptions		3		(1)
Actuarial gain or loss arising from experience		11		9
Cash flow and other changes [Abstract]
Contributions by plan participants		16		16
Benefits paid		(62)		(50)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		(1)		18
Other, Cash Flow and Other Changes		0		0
Change in the present value of the defined benefit obligation: Balance, end of year		1,028		979
thereof, Reconciliation
Unfunded		68		72
Funded		960		907
Other [Member] | Change in fair value of plan assets [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in fair value of plan assets: Balance, beginning of year		1,071		962
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest income		34		37
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Return from plan assets less interest income		34		28
Cash flow and other changes [Abstract]
Contributions by plan participants		16		16
Contributions by the employer		36	[1]	41	[2]
Benefits paid	[3]	(54)		(41)
Payments in respect to settlements		0		0
Acquisitions/Divestitures, Cashflows and other changes		0		0
Exchange rate changes		4		29
Other, Cash Flow and Other Changes		1		0
thereof, Reconciliation
Plan administration costs		(1)		(1)
Change in fair value of plan assets: Balance, end of year		1,141		1,071
Funded status, end of year		113		92
Other [Member] | Change in irrecoverable surplus (asset ceiling) [Member]
Reconciliation in Movement of Liabilities and Assets, Impact on Balance Sheet [line items]
Change in irrecoverable surplus (asset ceiling): Balance, beginning of year		(102)		(107)
Defined benefit cost recognized in Profit & Loss [Abstract]
Interest cost		(1)		(2)
Defined benefit cost recognized in Other Comprehensive Income [Abstract]
Changes in irrecoverable surplus		(9)		13
Cash flow and other changes [Abstract]
Exchange rate changes		1		(6)
thereof, Reconciliation
Change in irrecoverable surplus (asset ceiling): Balance, end of year		(111)		(102)
Net asset (liability) recognized		2		(10)
thereof recognized in:
Fair value of reimbursement rights		€ 3		€ 3

[1]	For funded plans only
[2]	For funded plans only
[3]	For funded plans only
[4]	Thereof € 1.3 billion recognized in Other assets and € 317 million in Other liabilities
[5]	Thereof € 1.1 billion recognized in Other assets and € 353 million in Other liabilities